CONSOLIDATED BALANCE SHEETS - USD ($)	Dec. 31, 2017	Dec. 31, 2016
Current Assets
Cash and cash equivalents	$ 219,336,848	$ 183,765,533
Time deposits	22,895,200	0
Accounts receivable, net of allowance for doubtful accounts	77,267,275	33,918,796
Loan receivable - current	45,912,000	0
Inventories	209,570,835	156,412,674
Prepayments and other current assets, net of allowance for doubtful accounts	18,139,453	15,320,913
Total Current Assets	593,121,611	389,417,916
Loan receivable - non current	0	43,245,000
Property, plant and equipment, net	166,812,749	132,091,923
Land use rights, net	24,853,163	23,389,384
Equity method investment	14,903,908	10,614,755
Other non-current assets	9,365,986	6,198,531
Total Assets	809,057,417	604,957,509
Current Liabilities
Accounts payable	7,548,909	6,158,601
Income tax payable	14,258,544	7,484,366
Other payables and accrued expenses	75,827,864	59,798,145
Total Current Liabilities	97,635,317	73,441,112
Deferred income	3,476,877	3,755,648
Non-current income tax payable	37,067,138	0
Other liabilities	6,553,088	6,623,926
Total Liabilities	144,732,420	83,820,686
Shareholders’ Equity
Ordinary share: par value $0.0001; 100,000,000 shares authorized; 29,866,545 and 29,427,609 shares issued at December 31, 2017 and 2016, respectively; 27,611,841 and 27,172,905 shares outstanding at December 31, 2017 and 2016, respectively	2,987	2,943
Additional paid-in capital	140,230,395	105,459,610
Treasury share: 2,254,704 shares at December 31, 2017 and 2016, respectively, at cost	(56,425,094)	(56,425,094)
Retained earnings	506,426,436	438,483,401
Accumulated other comprehensive income/(losses)	7,957,304	(25,320,271)
Total equity attributable to China Biologic Products Holdings, Inc.	598,192,028	462,200,589
Noncontrolling interest	66,132,969	58,936,234
Total Shareholders’ Equity	664,324,997	521,136,823
Commitments and contingencies
Total Liabilities and Shareholders’ Equity	$ 809,057,417	$ 604,957,509